New Accounting Pronouncements New Accounting Pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
AEP Texas Inc. [Member]
Estimated Future Operating Lease Obligation	$ 80.2
AEP Transmission Co [Member]
Estimated Future Operating Lease Obligation	5.4
Appalachian Power Co [Member]
Estimated Future Operating Lease Obligation	80.4
Indiana Michigan Power Co [Member]
Estimated Future Operating Lease Obligation	351.1
Ohio Power Co [Member]
Estimated Future Operating Lease Obligation	76.8
Public Service Co Of Oklahoma [Member]
Estimated Future Operating Lease Obligation	32.2
Southwestern Electric Power Co [Member]
Estimated Future Operating Lease Obligation	$ 35.8